Segmented Information - Operating Results by Segment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gross premiums:	CAD 19,838	CAD 19,427
Less: ceded premiums	4,557	4,379
Interest income on plan assets	8,211	7,945
Fee income	5,842	5,580
Total revenue	29,334	28,573
Total benefits and expenses	26,545	25,128
Income tax expense (benefit)	302	619
Total net income (loss)	2,487	2,826
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	245	245
Shareholders' net income (loss)	2,242	2,581
Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: ceded premiums	0	0
Interest income on plan assets	(79)	(101)
Fee income	(72)	(78)
Total revenue	(151)	(179)
Total benefits and expenses	(151)	(179)
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	0	0
Shareholders' net income (loss)	0	0
Annuities
Disclosure of operating segments [line items]
Gross premiums:	2,488	2,624
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Life insurance
Disclosure of operating segments [line items]
Gross premiums:	8,831	8,894
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Health insurance
Disclosure of operating segments [line items]
Gross premiums:	8,519	7,909
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Canada | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	11,873	11,060
Less: ceded premiums	3,871	3,671
Interest income on plan assets	4,133	3,751
Fee income	1,132	1,026
Total revenue	13,267	12,166
Total benefits and expenses	11,894	10,797
Income tax expense (benefit)	197	208
Total net income (loss)	1,176	1,161
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	213	225
Shareholders' net income (loss)	963	936
SLF Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	2,464	2,585
SLF Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,493	4,107
SLF Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,916	4,368
SLF U.S. | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	6,407	6,252
Less: ceded premiums	452	565
Interest income on plan assets	2,442	2,109
Fee income	233	228
Total revenue	8,630	8,024
Total benefits and expenses	8,699	7,450
Income tax expense (benefit)	(381)	61
Total net income (loss)	312	513
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	4	5
Shareholders' net income (loss)	308	508
SLF U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	11
SLF U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	2,837	2,734
SLF U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,570	3,507
SLF Asset Management
Disclosure of operating segments [line items]
Total revenue	4,082	3,929
SLF Asset Management | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: ceded premiums	0	0
Interest income on plan assets	45	(3)
Fee income	4,037	3,932
Total revenue	4,082	3,929
Total benefits and expenses	2,976	2,807
Income tax expense (benefit)	453	393
Total net income (loss)	653	729
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	0	0
Shareholders' net income (loss)	653	729
SLF Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Asia | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1,426	1,971
Less: ceded premiums	210	117
Interest income on plan assets	1,144	761
Fee income	394	341
Total revenue	2,754	2,956
Total benefits and expenses	2,349	2,581
Income tax expense (benefit)	51	51
Total net income (loss)	354	324
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	28	15
Shareholders' net income (loss)	326	309
SLF Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
SLF Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1,407	1,954
SLF Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	19	17
Corporate
Disclosure of operating segments [line items]
Total revenue	752	1,677
Corporate | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	132	144
Less: ceded premiums	24	26
Interest income on plan assets	526	1,428
Fee income	118	131
Total revenue	752	1,677
Total benefits and expenses	778	1,672
Income tax expense (benefit)	(18)	(94)
Total net income (loss)	(8)	99
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	0	0
Shareholders' net income (loss)	(8)	99
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	24	28
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	94	99
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	CAD 14	CAD 17